RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS	12 Months Ended
Dec. 31, 2018
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS

NOTE 10 - RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS

10.1 — Recoverable Taxes

	12/31/2018	12/31/2017
Current assets:
Income tax - source	984,828	931,847
Offsetable PIS/PASEP/COFINS	175,923	78,470
ICMS recoverable	12,869	13,263
Others	42,641	42,627
	1,216,261	1,066,207
Non-current assets:
ICMS recoverable (a)	34,533	1,068,450
PIS/COFINS recoverable (a)	193,613	547,205
Others	37,659	19,487
	265,805	1,635,142

(a)      Recoverable ICMS, PIS/PASEP and COFINS

The Company recorded, on December 31, 2018, an amount of R$ 228,146, which refers to PIS, COFINS and ICMS recoverable on non-current assets (R$ 1,615,655 on December 31, 2017). Of the balance for the year ended December 2017, R$ 1,062,634 refers to taxes and contributions on acquisition of fuel by the subsidiary Amazonas D, which is held for sale as per Note 44.

Pursuant to Paragraph 8 of Law No. 12,111/2009, the aforementioned taxes and contributions that are part of the acquisition cost of fuels reimbursed by the CCC fund must be reimbursed to the fund when realized, and so a liability of the same amount is maintained in the amount of R$ 1,021,088 for the year ended December 2018 classified as held for sale as per note 44.

10.2 — Income tax and social contributions

	12/31/2018	12/31/2017
Current assets:
Anticipations / Negative balance of IRPJ and CSLL	2,420,165	1,874,475

Non-current assets:
Negative balance of IRPJ and CSLL	—	471,568
Deferred IRPJ and CSLL	553,409	1,010,810
	553,409	1,482,378
Non-current liabilities:
Deferred IRPJ and CSLL	8,315,386	8,901,931

10.3 — Composition of deferred income tax and social contribution

	12/31/2018			12/31/2017
			Net Effect			Net Effect
	Assets	Liabilities	assets	Assets	Liabilities	assets
Deferred assets			(liabilities)			(liabilities)

Eletronorte	1,868,051	(1,314,642)	553,409	2,278,753	(1,400,319)	878,434
Hermenegildo I	—	—	—	40,254	—	40,254
Hermenegildo II	—	—	—	43,118	—	43,118
Hermenegildo III	—	—	—	37,509	—	37,509
Chuí IX	—	—	—	11,495	—	11,495
Subtotal	1,868,051	(1,314,642)	553,409	2,411,129	(1,400,319)	1,010,810

	12/31/2018			12/31/2017
			Net Effect			Net Effect
Deferred liabilities	Assets	Liabilities	assets	Assets	Liabilities	assets
			(liabilities)			(liabilities)

Eletrosul	443,849	(894,572)	(450,723)	362,655	(829,665)	(467,010)
Eletrobras	—	(432,582)	(432,582)	—	(394,958)	(394,958)
Furnas	969,179	(5,230,099)	(4,260,920)	611,808	(5,463,470)	(4,851,662)
Chesf	918	(3,166,663)	(3,165,745)	180,823	(3,331,821)	(3,150,998)
Eletropar	—	(5,416)	(5,416)	—	(4,408)	(4,408)
Amazonas GT	—	—	—	—	(32,895)	(32,895)
Eletronuclear	679,409	(679,409)	—	—	—	—
Subtotal	2,093,355	(10,408,741)	(8,315,386)	1,155,286	(10,057,217)	(8,901,931)

	12/31/2018	12/31/2017
Deferred tax assets:
Taxes Losses carryforwards IRPJ and CSLL	2,178,837	2,503,633
Operating Provisions	909,887	523,544
Ajustment of Law 11,638/2007- RTT (IFRS)	41,694	222,762
Provision for litigation	233,215	122,061
Provision for doubtful accounts (PCLD)	208,758	108,657
Others	389,015	85,758
Total Assets	3,961,406	3,566,415

Deferred tax liabilities:
Remuneration of the existing basic system grid	9,380,308	9,888,318
Tax debt	484,228	410,698
Financial assets VJORA	432,582	—
Financial assets available for sale	—	394,958
Accelerated depreciation	12,029	350,531
Ajustment of Law 11,638/2007- RTT (IFRS)	(79,709)	51,964
Others	1,493,946	361,067
Total Liabilities	11,723,383	11,457,536

10.4 - Income tax and social contribution recorded in other comprehensive income

	12/31/2018	12/31/2017
Deferred taxes
As a result of revenues and expenses recognized in other comprehensive income:
Remeasurement of the fair value of financial instruments through ORA	(28,466)	—
Remeasurement of the fair value of available-for-sale financial instruments	—	(36,404)
Shareholding of subsidiaries, associated companies and jointly-controlled subsidiaries	(9,158)	5,023

Total current income and social contribution taxes recognized in other comprehensive income	(37,624)	(31,381)

The generation and transmission subsidiaries prepare their future taxable income projections, which are expected to be carried out within 10 years. This amount reflects the best estimate as to its realization and its base is formed by the tax loss and the temporary differences between the accounting profit and the taxable profit of each entity.